Document and Entity Information	12 Months Ended
Dec. 31, 2020 $ / shares shares
Document Information [Line Items]
Entity Registrant Name	WEIBO CORPORATION
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36397
Entity Central Index Key	0001595761
Document Type	20-F
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8/F, QIHAO Plaza
Entity Address, Address Line Two	No. 8 Xinyuan S. Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	8/F, QIHAO Plaza
Entity Address, Address Line Two	No. 8 Xinyuan S. Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Country Region	+86
City Area Code	10
Local Phone Number	5898-3095
Contact Personnel Fax Number	+86 10 8260-8888
Contact Personnel Name	Fei Cao
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary shares
Entity Listing, Depository Receipt Ratio	1
Trading Symbol	WB
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	227,687,583
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary Shares, par value $0.00025 per share*
Entity Listing, Par Value Per Share | $ / shares	$ 0.00025
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	125,908,625
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	101,778,958